PREPAID LAND LEASES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Prepaid Land and Leases [Line Items]
Amortization of Deferred Leasing Fees	$ 281	$ 197	$ 245
Prepaid Land Leases Total	$ 4,593	$ 5,112